Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
Financial Accounting Standards Board ASC 820, “Fair Value Measurements and Disclosures" (“Topic 820”) defines fair value based on the price that would be received to sell an asset or the exit price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. Market participants are defined as buyers or sellers in the principal or most advantageous market for the asset or liability that are independent of the reporting entity, knowledgeable and able and willing to transact for the asset or liability.
Valuation Hierarchy--Topic 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value. The hierarchy prioritizes the inputs into three broad levels:
Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.
Level 2 inputs are observable inputs other than prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated with observable market data.
Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
Valuation Methodology and Valuation Hierarchy Classification
The following is a description of the valuation methodology used for the investments measured at fair value, including the general classification of the investments within the valuation hierarchy.
The Davey Tree Expert Company Common Stock Fund--The Davey Tree Expert Company Common Stock Fund is comprised of the Company's common shares and a small portion of short-term investments. The Company's common shares are not listed or traded on an established public trading market and market prices are, therefore, not available. Semiannually, for purposes of the Davey 401KSOP and ESOP, the fair market value of the common shares is determined by an independent stock valuation firm. The semiannual valuations utilize two approaches in determining the fair value of the common shares, a market approach and an income approach. Each approach utilizes Company performance and financial condition, using a peer group of comparable companies selected by the firm as well as significant unobservable inputs such as projected earnings and cash flow, EBITDA and cost of capital. The results of each valuation approach are averaged to arrive at the fair market value.
The peer group at December 31, 2025 consisted of: ABM Industries Incorporated; Comfort Systems USA, Inc.; Dycom Industries, Inc.; FirstService Corporation; MYR Group, Inc.; Quanta Services, Inc.; Rollins, Inc.; and Scotts Miracle-Gro Company. The semiannual valuations are effective for a period of six months and the per-share price established by those valuations is the price at which the Board of Directors of the Company has determined that the common shares will be bought and sold during that six-month period in transactions involving the Company or one of its employee benefit or stock purchase plans. The Company provides a ready market for all shareholders through its direct purchase of their common shares, although the Company is under no obligation to do so (other than for repurchases pursuant to the put option, as described in Note A).
Mutual Funds--Mutual funds are valued at their daily closing prices, as reported by each fund. Mutual funds held by the Plan are open‑ended mutual funds that are registered with the Securities and Exchange Commission. The mutual funds held by the Plan are recorded based on quoted market prices in an active market.
Pooled Separate Accounts--Pooled separate accounts are readily determinable based on the underlying net assets in the accounts. These pooled separate accounts invest primarily in common stocks of companies that compose the S&P 500 and S&P 400 indices, which are actively traded in public markets. Because the pooled separate account units do not have quoted market prices in active markets, the pooled separate accounts held by the plan are classified as Level 2 in the fair value hierarchy.
Common Collective Trust Funds--Common collective trust funds are stated at net asset values as determined by the issuer of the common collective trust funds as a practical expedient, based on the fair value of the underlying investments. The common collective trust funds have no redemption restrictions and no future commitments from the Plan.
The Plan's investments measured at fair value on a recurring basis at December 31, 2025 were as follows:

		Fair Value Measurements at December 31, 2025:
Investments Recorded at Fair Value on a Recurring Basis	Total Carrying Value at December 31, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Common shares	$203,717,312	$—	$—	$203,717,312
Mutual funds	255,382,877	255,382,877	—	—
Pooled separate accounts	26,902,883	—	26,902,883	—
Common collective trust funds measured at net asset value(a)	12,606,570	—	—	—
	$498,609,642	$255,382,877	$26,902,883	$203,717,312
The Plan's investments measured at fair value on a recurring basis at December 31, 2024 were as follows:

		Fair Value Measurements at December 31, 2024:
Investments Recorded at Fair Value on a Recurring Basis	Total Carrying Value at December 31, 2024	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Common shares	$193,532,869	$—	$—	$193,532,869
Mutual funds	214,684,734	214,684,734	—	—
Common collective trust funds measured at net asset value (a)	37,029,067	—	—	—
	$445,246,670	$214,684,734	$—	$193,532,869
(a)In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The carrying value amounts presented in these tables are intended to provide reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The changes in Level 3 investments measured on a recurring basis for the year ended December 31, 2025 follow:

	January 1, 2025	Net gains	Purchases	Sales	December 31, 2025

Common shares	$193,532,869	$26,214,659	$14,779,660	$(30,809,876)	$203,717,312

EBP, Investment, Fair Value	$ 498,609,642
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	498,609,642	$ 445,246,670
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	203,717,312	193,532,869
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	203,717,312	193,532,869
EBP, Investment, Level 3 Reconciliation, Increase (Decrease) from Gain (Loss)	26,214,659
EBP, Investment, Level 3 Reconciliation, Increase (Decrease) from Realized Gain (Loss)	14,779,660
EBP, Investment, Level 3 Reconciliation, Decrease from Sale	(30,809,876)
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	203,717,312	193,532,869
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	203,717,312	193,532,869
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	255,382,877	214,684,734
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Pooled Separate Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883
EBP, Pooled Separate Account [Member] | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
EBP, Pooled Separate Account [Member] | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	26,902,883
EBP, Pooled Separate Account [Member] | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	12,606,570	37,029,067
Common Collective Trust | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Common Collective Trust | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Common Collective Trust | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	$ 0